Taxes (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Deferred tax assets:
Net accumulated loss-carry forward	$ 917		$ 1,166
Less: valuation allowance	(917)	$ (1,200)	(1,166)	$ (1,400)
Net deferred tax assets